Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments within Level 3 of Fair Value Hierarchy
The following table sets forth the fair value of the Company’s financial instruments within Level 3 of the fair value hierarchy.

(In thousands)	June 30, 2022
Level 3
BPC Investment	49,752

Total	$49,752

Fair Value Measurement Key Inputs
The key inputs into the Monte Carlo simulation used to estimate the fair value the Convertible Notes were as follows:

	May 17, 2022	March 31, 2022
Risk-free interest rate	1.82%	1.63%
Expected volatility	90.0%	90.0%
Term until liquidation (years)	0.72	0.84
Stock price	$1.29	$1.26

Reconciliation of Beginning and Ending Balances for assets Measures at Fair Value on a Recurring Basis
The following is a reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) from inception to June 30, 2022:

(In thousands)
Level 3
Fair value as of January 1, 2022	$—
Acquisition of Flotek Convertible Notes	20,000
Acquisition of investment in BPC	47,202
Transfer of cost method investment to Level 3 fair value measurement	4,244
Change in fair value of Level 3 fair value measurements	8,100

Fair value as of March 31, 2022	$79,546

Change in Flotek fair value up to acquisition date	2,120
Elimination of Flotek convertible notes at acquisition date	(30,220)
Change in BPC fair value	(1,694)

Fair value as of June 30, 2022	$49,752